Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 21 — SEGMENT REPORTING

The following table presents significant expenses provided to the CODM for the three and six months ended June 30, 2025 and 2024.

	For the Three Months Ended June 30,		For the six Months Ended June 30,
	2025	2024	2025	2024
Revenues
Equity and option order flow rebates	$68,688,838	$43,316,935	$132,800,020	$87,229,052
Interest related income	36,286,533	31,898,791	67,426,597	64,396,420
Handling charge income	20,105,503	10,365,426	37,652,513	20,069,935
Other revenues	6,412,476	4,314,736	10,983,055	7,136,201
Total revenues	131,493,350	89,895,888	248,862,185	178,831,608
Segment expenses
Brokerage and transaction	34,800,716	18,963,229	58,046,172	36,896,073
Technology and development(1)	17,554,435	12,774,376	32,980,484	25,427,230
Marketing and branding(1)	29,719,577	32,685,242	52,400,406	66,173,288
General and administrative(1)	26,174,593	25,864,876	53,535,320	48,400,149
Other segment items(2)	26,969,402	8,474,119	35,038,447	20,610,934
Total operating expenses per condensed consolidated statements of operations and comprehensive loss	135,218,723	98,761,842	232,000,829	197,507,674
Operating (loss) income	(3,725,373)	(8,865,954)	16,861,356	(18,676,066)
Other expense, net	17,659,796	1,416,988	18,749,213	1,443,480
Provision for income taxes	6,999,777	1,397,200	13,558,002	4,112,661
Net loss	$(28,384,946)	$(11,680,142)	$(15,445,859)	$(24,232,207)

(1)	Excludes share-based compensation. See Note 9 for operating expense allocation.
(2)	Other segment items represent share-based compensation.

As we are a single segment entity, the significant segment expenses required to be disclosed under ASC 280 are presented throughout the condensed consolidated financial statements including the condensed consolidated statements of operations and comprehensive loss, condensed consolidated statements of cash flows, Note 12 – Revenues and Note 13 – Expenses.

Our single segment total assets are equivalent to our total consolidated assets as reported on our condensed consolidated statements of financial position.